Cybersecurity Risk Management, Strategy, and Governance Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity Risk Management and Strategy

We have developed and implemented a cybersecurity risk management measures intended to protect the confidentiality, integrity, and availability of our critical systems and information. Our cybersecurity risk management measures are integrated into our overall enterprise risk management program, and shares common methodologies, reporting channels and governance processes that apply across the enterprise risk management program to other legal, compliance, strategic, operational, and financial risk areas.

Our cybersecurity risk management measures set out the foundation of the process for assessing, identifying and managing material risks from cybersecurity threats and provide guidance for response plan when facing cybersecurity threats. We have not engaged assessors or other third parties in connection with such processes.

There can be no assurance that our cybersecurity risk management measures and processes, including our policies, controls or procedures, will be fully implemented, complied with or effective in protecting our systems and information.

We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected us, including our operations, business strategy, results of operations, or financial condition. We face risks from cybersecurity threats that, if realized, are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition. See "Item 3. Key Information—D. Risk Factors—Complying with evolving laws and regulations regarding cybersecurity, information security, privacy and data protection and other related laws and requirements may be expensive and may force us to make adverse changes to our business. Many of these laws and regulations are subject to change and uncertain interpretation, and any failure or perceived failure to comply with these laws and regulations could result in negative publicity, legal proceedings, suspension or disruption of operations, increased cost of operations, or otherwise harm our business."

Cybersecurity Governance

Sinovac Antigua's board of directors has general oversight power over cybersecurity issues and has delegated the daily supervision responsibility to our IT department. Our IT department, consisting of personnel with relevant expertise in cybersecurity management, oversees the implementation of our cybersecurity risk management measures and reports to the board of directors any material cybersecurity incidents.

Our IT department supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, and alerts and reports produced by security tools deployed in the IT environment.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our cybersecurity risk management measures are integrated into our overall enterprise risk management program, and shares common methodologies, reporting channels and governance processes that apply across the enterprise risk management program to other legal, compliance, strategic, operational, and financial risk areas.
Cybersecurity Risk Management Third Party Engaged [Flag]	false
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Sinovac Antigua's board of directors has general oversight power over cybersecurity issues and has delegated the daily supervision responsibility to our IT department. Our IT department, consisting of personnel with relevant expertise in cybersecurity management, oversees the implementation of our cybersecurity risk management measures and reports to the board of directors any material cybersecurity incidents.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Sinovac Antigua's board of directors has general oversight power over cybersecurity issues and has delegated the daily supervision responsibility to our IT department.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our IT department, consisting of personnel with relevant expertise in cybersecurity management, oversees the implementation of our cybersecurity risk management measures and reports to the board of directors any material cybersecurity incidents.
Cybersecurity Risk Role of Management [Text Block]	Our IT department supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our cybersecurity risk management measures set out the foundation of the process for assessing, identifying and managing material risks from cybersecurity threats and provide guidance for response plan when facing cybersecurity threats.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our IT department, consisting of personnel with relevant expertise in cybersecurity management, oversees the implementation of our cybersecurity risk management measures
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]

Our IT department supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, and alerts and reports produced by security tools deployed in the IT environment.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true